SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS ARE DEPOSITED IN FINANCIAL INSTITUTIONS

	As of December 31,
	2024	2025
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	270,423	466,379
—Denominated in USD	299,877	71,387
Total cash and cash equivalents balances held at mainland PRC financial institutions	570,300	537,766
Financial institutions in the United States
—Denominated in USD	19,663	12,089
Total cash balances held at the United States financial institutions	19,663	12,089
Financial institutions in Hong Kong Special Administrative Region (“Hong Kong S.A.R.”)
—Denominated in RMB	11	154
—Denominated in USD	894	10,378
—Denominated in HKD	946	167
Total cash balances held at the Hong Kong S.A.R. financial institutions	1,851	10,699
Financial institution in the Other Regions
—Denominated in Malaysian Ringgit	425	454
Total cash balances held at other regions financial institution	425	454
Cash on hand	119	119
Total cash and cash equivalents balances held at financial institutions	592,358	561,127

SCHEDULE OF PROPERTY, EQUIPMENT AND ESTIMATED USEFUL LIVES

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Office leasehold improvement	Shorter of 3 years or lease term
Fixtures and electronic equipment	3-5 years
Software	1-5 years